UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Elaine E. Richards
 Professionally Managed Portfolios
2020 E. Financial Way, Suite 100
Glendora, CA 91741

(Name and address of agent for service)

(626) 914 - 7363
Registrant’s telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  June 30, 2017

Item 1. Schedule of Investments.

OSTERWEIS FUND
SCHEDULE OF INVESTMENTS at June 30, 2017 (Unaudited)

Shares		Value
Common Stocks: 81.1%
Aerospace & Defense: 3.6%
39,410	Boeing Co.	$7,793,328

Banks: 3.3%
78,365	JPMorgan Chase & Co.	7,162,561

Beverages: 3.4%
61,005	Diageo Plc - ADR	7,310,229

Chemicals: 2.5%
195,575	CF Industries Holdings, Inc.	5,468,277

Commercial Services & Supplies: 0.2%
17,183	Advanced Disposal Services, Inc. [1]	390,570

Containers & Packaging: 9.3%
143,250	Berry Plastics Group, Inc. [1]	8,166,682
76,135	Crown Holdings, Inc. [1]	4,542,214
548,175	Graphic Packaging Holding Co.	7,553,852
		20,262,748

Electric Utilities: 3.4%
53,365	NextEra Energy, Inc.	7,478,037

Energy Equipment & Services: 2.9%
148,120	Halliburton Co.	6,326,205

Equity Real Estate Investment Trusts - REITS: 4.8%
46,140	Crown Castle International Corp.	4,622,305
28,435	Public Storage	5,929,551
		10,551,856

Food & Staples Retailing: 3.2%
254,170	US Foods Holding Corp. [1]	6,918,507

Health Care Equipment & Supplies: 3.7%
50,755	Danaher Corp.	4,283,214
17,850	Teleflex, Inc.	3,708,516
		7,991,730
Industrial Conglomerates: 1.9%
156,955	General Electric Co.	4,239,355

Insurance: 6.6%
51,475	Chubb Ltd.	7,483,435
158,475	Progressive Corp.	6,987,163
		14,470,598

Internet Software & Services: 5.9%
14,112	Alphabet, Inc. - Class C [1]	12,823,998

Machinery: 3.4%
111,805	Pentair Plc	7,439,505

Media: 2.2%
14,155	Charter Communications, Inc. - Class A [1]	4,768,112

Metals & Mining: 1.8%
467,920	Tahoe Resources, Inc.	4,033,470

Mortgage Real Estate Investment Trusts - REITS: 1.0%
100,085	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	2,288,944

Pharmaceuticals: 11.9%
66,945	Bayer AG - ADR	8,693,813
111,345	GlaxoSmithKline Plc - ADR	4,801,196
35,080	Johnson & Johnson	4,640,733
93,035	Novartis AG - ADR	7,765,632
		25,901,374

Semiconductors & Semiconductor Equipment: 3.0%
192,780	Intel Corp.	6,504,397

Trading Companies & Distributors: 3.1%
182,831	Air Lease Corp.	6,830,566

Total Common Stocks
(Cost $124,006,451)		176,954,367

Convertible Preferred Stocks: 3.6%
Pharmaceuticals: 3.6%
8,954	Allergan Plc, 5.500%	7,772,788

Total Convertible Preferred Stocks
(Cost $6,300,199)		7,772,788

Partnerships & Trusts: 8.5%
Hotels, Restaurants & Leisure: 2.6%
77,161	Cedar Fair L.P.	5,563,308

Oil, Gas & Consumable Fuels: 5.9%
390,870	Enterprise Products Partners L.P.	10,584,760
32,090	Magellan Midstream Partners L.P.	2,287,054
		12,871,814
Total Partnerships & Trusts
(Cost $5,138,825)		18,435,122

Short-Term Investments: 7.1%
15,380,599	Federated U.S. Treasury Cash Reserves - Class I, 0.763% [2]	15,380,599
Total Short-Term Investments
(Cost $15,380,599)		15,380,599

Total Investments in Securities: 100.3%
(Cost $150,826,074)		218,542,876
Liabilities in Excess of Other Assets: (0.3)%		(628,377)
Total Net Assets: 100.0%		$217,914,499

ADR-	American Depositary Receipt
REITS-	Real Estate Investment Trusts
[1]	Non-income producing security.
[2]	Annualized seven-day yield as of June 30, 2017.

The cost basis of investments for federal income tax purposes at June 30, 2017 was as follows+:

Cost of investments	$150,826,074
Gross unrealized appreciation	68,535,654
Gross unrealized depreciation	(818,852)
Net unrealized appreciation	$67,716,802

+Because tax adjustments are calculated annually at the end of the Osterweis Fund’s (the “Fund”) fiscal year, the above table does not reflect tax adjustments for the current fiscal year.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

Summary of Fair Value Disclosure at June 30, 2017 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
 • Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2017:

Assets:	Level 1	Level 2	Level 3	Total
Common Stocks^	$176,954,367	$–	$–	$176,954,367
Convertible Preferred Stocks	7,772,788	–	–	7,772,788
Partnerships & Trusts^	18,435,122	–	–	18,435,122
Short-Term Investments	15,380,599	–	–	15,380,599
Total Assets:	$218,542,876	$–	$–	$218,542,876
^See Schedule of Investments for industry breakouts.

The Fund did not invest in any Level 3 securities nor have transfers into or out of Level 1 or Level 2 during the period.  The basis for recognizing and valuing transfers is as of the end of the period in which the transfers occur.

OSTERWEIS STRATEGIC INCOME FUND
SCHEDULE OF INVESTMENTS at June 30, 2017 (Unaudited)

Shares		Value
Common Stocks: 0.0%^
Metals & Mining: 0.0% ^
2,247,119	A.M. Castle & Co. [1,2,3]	$258,419

Total Common Stocks
(Cost $6,564,957)		258,419

Convertible Preferred Stocks: 1.9%
Machinery: 1.0%
390,000	Blue Bird Corp., 7.625% [4]	59,153,016

Road & Rail: 0.9%
490,000	Daseke, Inc., 7.625% [5]	50,470,000

Total Convertible Preferred Stocks
(Cost $88,000,000)		109,623,016

Principal Amount
Bonds: 73.7%
Corporate Bonds: 68.8%
Aerospace & Defense: 2.2%
	ADS Tactical, Inc.
$68,158,000	9.000%, 12/31/2022 [4,5,6]	68,824,449
	Kratos Defense & Security Solutions, Inc.
53,632,000	7.000%, 05/15/2019	54,838,720
		123,663,169
Air Freight & Logistics: 0.5%
	XPO Logistics, Inc.
25,000,000	6.500%, 06/15/2022 [4]	26,343,750
2,500,000	6.125%, 09/01/2023 [4]	2,612,500
		28,956,250
Airlines: 0.4%
	Allegiant Travel Co.
20,500,000	5.500%, 07/15/2019	21,371,250

Beverages: 2.5%
	Beverages & More, Inc.
55,425,000	10.000%, 11/15/2018 [4]	56,900,691
60,000,000	11.500%, 06/15/2022 [4]	58,500,000
	Cott Beverages, Inc.
10,194,000	5.375%, 07/01/2022	10,601,760
	Cott Holdings, Inc.
14,250,000	5.500%, 04/01/2025 [4]	14,570,625
		140,573,076
Building Products: 1.5%
	Cleaver-Brooks, Inc.
51,700,000	8.750%, 12/15/2019 [4]	53,380,250
17,775,000	9.750%, 12/31/2019 [4,5]	17,571,850
	Griffon Corp.
15,483,000	5.250%, 03/01/2022	15,831,367
		86,783,467

Capital Markets: 2.7%
	Donnelley Financial Solutions, Inc.
31,000,000	8.250%, 10/15/2024	32,937,500
	Oppenheimer Holdings, Inc.
56,962,000	8.750%, 04/15/2018	57,181,304
59,000,000	6.750%, 07/01/2022 [4]	59,442,500
		149,561,304
Chemicals: 3.0%
	CF Industries, Inc.
22,392,000	6.875%, 05/01/2018	23,315,670
5,816,000	7.125%, 05/01/2020	6,441,220
	Consolidated Energy Finance SA
24,493,000	6.750%, 10/15/2019 [4]	25,013,476
66,725,000	3.750%, 06/15/2022 [4,7]	66,733,875
34,500,000	6.875%, 06/15/2025 [4]	35,621,250
	HIG BBC Intermediate Holdings LLC
10,965,016	10.500% Cash or 11.250% PIK, 09/15/2018 [4]	11,184,316
		168,309,807
Commercial Services & Supplies: 5.6%
	Conduent Finance, Inc. / Xerox Business Services LLC
44,500,000	10.500%, 12/15/2024 [4]	51,953,750
	GFL Environmental, Inc.
58,606,000	9.875%, 02/01/2021 [4]	64,027,055
49,000,000	5.625%, 05/01/2022 [4]	50,347,500
	LSC Communications, Inc.
39,750,000	8.750%, 10/15/2023 [4]	41,638,125
	Quad/Graphics, Inc.
52,133,000	7.000%, 05/01/2022	53,349,263
	R.R. Donnelley & Sons Co.
18,383,000	8.875%, 04/15/2021	20,037,470
12,428,000	7.000%, 02/15/2022	13,064,935
20,200,000	6.500%, 11/15/2023	20,250,500
		314,668,598
Computers & Peripherals: 0.4%
	Western Digital Corp.
19,000,000	10.500%, 04/01/2024	22,461,420

Construction & Engineering: 1.6%
	Michael Baker Holdings LLC
31,160,225	8.875% Cash or 9.625% PIK, 04/15/2019 [4]	30,653,871
	Michael Baker International LLC
35,765,000	8.250%, 10/15/2018 [4]	35,720,294
	Tutor Perini Corp.
24,000,000	6.875%, 05/01/2025 [4]	25,320,000
		91,694,165
Construction Materials: 0.3%
	Rain CII Carbon LLC / CII Carbon Corp.
4,261,000	8.250%, 01/15/2021 [4]	4,447,419
	Vulcan Materials Co.
15,000,000	1.846%, 06/15/2020 [7]	15,005,445
		19,452,864
Consumer Finance: 3.3%
	Ally Financial, Inc.
48,000,000	3.250%, 11/05/2018	48,705,600
66,899,000	8.000%, 12/31/2018	72,334,544
	Enova International, Inc.
52,250,000	9.750%, 06/01/2021	54,601,250

	FirstCash, Inc.
9,500,000	5.375%, 06/01/2024 [4]	9,951,250
		185,592,644
Diversified Consumer Services: 1.9%
	Regis Corp.
107,387,000	5.500%, 12/02/2019 [4]	106,770,145

Diversified Financial Services: 0.9%
	Intrepid Aviation Group Holdings LLC
15,750,000	8.250%, 07/15/2017 [4]	15,730,313
33,480,000	6.875%, 02/15/2019 [4]	32,643,000
		48,373,313
Diversified Telecommunication Services: 0.3%
	West Corp.
14,067,000	5.375%, 07/15/2022 [4]	14,242,838

Electrical Equipment: 0.9%
	Power Solutions International, Inc.
53,000,000	6.500%, 01/01/2019 3, [4,5,8]	53,036,146

Energy Equipment & Services: 0.1%
	ION Geophysical Corp.
7,400,000	9.125%, 12/15/2021	5,735,000

Food & Staples Retailing: 6.9%
	BI-LO LLC
110,012,000	8.625% Cash or 9.375% PIK, 09/15/2018 [4]	47,855,220
	Cumberland Farms, Inc.
9,500,000	6.750%, 05/01/2025 [4]	10,022,500
	KeHE Distributors LLC
52,658,000	7.625%, 08/15/2021 [4]	52,921,290
	Rite Aid Corp.
195,112,000	9.250%, 03/15/2020	201,940,920
	Tops Holding II Corp.
69,703,000	8.750%, 06/15/2018	59,596,065
	Tops Holding / Tops Markets II
19,802,000	8.000%, 06/15/2022 [4]	16,361,402
		388,697,397
Food Products: 3.4%
	Hearthside Group Holdings LLC
63,140,000	6.500%, 05/01/2022 [4]	63,140,000
	Shearer’s Foods LLC
72,838,000	9.000%, 11/01/2019 [4]	76,115,710
	Simmons Foods, Inc.
49,000,000	7.875%, 10/01/2021 [4]	52,185,000
		191,440,710
Health Care Equipment & Supplies: 0.8%
	Alere, Inc.
45,610,000	7.250%, 07/01/2018	45,678,415

Health Care Providers & Services: 1.5%
	AMN Healthcare, Inc.
2,900,000	5.125%, 10/01/2024 [4]	2,943,500
	CHS / Community Health Systems, Inc.
79,762,000	8.000%, 11/15/2019	80,459,917
		83,403,417

Hotels, Restaurants & Leisure: 2.3%
	Carrols Restaurant Group, Inc.
43,495,000	8.000%, 05/01/2022	46,485,281
15,000,000	8.000%, 05/01/2022 [4]	16,031,250
	Ruby Tuesday, Inc.
71,510,000	7.625%, 05/15/2020	68,113,275
		130,629,806
Household Durables: 2.1%
	American Greetings Corp.
49,000,000	7.875%, 02/15/2025 [4]	53,226,250
	AV Homes, Inc.
14,500,000	6.625%, 05/15/2022 [4]	14,971,250
	New Home Co., Inc.
46,500,000	7.250%, 04/01/2022 [4]	48,360,000
		116,557,500
Industrial Conglomerates: 0.6%
	Icahn Enterprises L.P. / Icahn Enterprises Finance Corp.
32,500,000	6.250%, 02/01/2022	33,962,500

IT Services: 2.3%
	Alliance Data Systems Corp.
9,200,000	5.250%, 12/01/2017 [4]	9,303,500
66,421,000	6.375%, 04/01/2020 [4]	67,500,341
10,000,000	5.375%, 08/01/2022 [4]	10,150,000
	Unisys Corp.
39,000,000	10.750%, 04/15/2022 [4]	42,900,000
		129,853,841
Leisure Products: 1.0%
	Smith & Wesson Holding Corp.
55,000,000	5.000%, 07/15/2018 [4]	54,780,000

Machinery: 2.3%
	Navistar International Corp.
71,525,000	8.250%, 11/01/2021	72,597,875
	Tennant Co.
9,500,000	5.625%, 05/01/2025	10,022,500
	Waterjet Holdings, Inc.
46,430,000	7.625%, 02/01/2020 [4]	48,403,275
		131,023,650
Media: 1.4%
	DISH DBS Corp.
13,729,000	4.250%, 04/01/2018	13,939,328
	MDC Partners, Inc.
17,670,000	6.500%, 05/01/2024 [4]	17,714,175
	NAI Entertainment Holdings
35,648,000	5.000%, 08/01/2018 [4]	35,826,240
	Salem Media Group, Inc.
12,000,000	6.750%, 06/01/2024 [4]	12,330,000
		79,809,743
Metals & Mining: 3.9%
	AK Steel Corp.
35,382,000	7.625%, 10/01/2021	36,985,512
67,188,000	8.375%, 04/01/2022	70,295,445
	Coeur Mining, Inc.
28,000,000	5.875%, 06/01/2024 [4]	27,265,000
	Hecla Mining Co.
37,700,000	6.875%, 05/01/2021	39,123,175
	Real Alloy Holding, Inc.
49,730,000	10.000%, 01/15/2019 [4]	48,362,425
		222,031,557
Oil, Gas & Consumable Fuels: 5.0%
	Calumet Specialty Products Partners L.P.
2,640,000	6.500%, 04/15/2021	2,296,800
12,014,000	7.625%, 01/15/2022	10,572,320
35,962,000	7.750%, 04/15/2023	31,466,750
	Genesis Energy L.P. / Genesis Energy Finance Corp.
3,440,000	5.750%, 02/15/2021	3,448,600
63,297,000	6.750%, 08/01/2022	63,771,727
	Global Partners / GLP Finance Corp.
52,571,000	6.250%, 07/15/2022	53,096,710
	NGL Energy Partners L.P.
34,440,000	5.125%, 07/15/2019	34,353,900
23,515,000	6.875%, 10/15/2021	23,456,213
	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp.
60,200,000	5.000%, 01/15/2018	60,689,125
		283,152,145
Paper & Forest Products: 0.9%
	Resolute Forest Products, Inc.
50,346,000	5.875%, 05/15/2023	49,049,591

Personal Products: 0.6%
	NBTY, Inc.
33,666,000	7.625%, 05/15/2021 [4]	35,854,290

Pharmaceuticals: 0.7%
	Mallinckrodt International Finance SA
38,541,000	3.500%, 04/15/2018	38,685,529

Road & Rail: 1.3%
	Herc Rentals, Inc.
71,100,000	7.500%, 06/01/2022 [4]	75,366,000

Specialty Retail: 1.0%
	Caleres, Inc.
52,841,000	6.250%, 08/15/2023	55,350,947

Thrifts & Mortgage Finance: 1.1%
	Nationstar Mortgage LLC
59,477,000	9.625%, 05/01/2019	61,127,487

Tobacco: 0.7%
	Alliance One International, Inc.
44,000,000	9.875%, 07/15/2021	38,445,000

Trading Companies & Distributors: 0.9%
	Fly Leasing Ltd.
39,539,000	6.750%, 12/15/2020	41,565,374
	International Lease Finance Corp.
8,652,000	8.875%, 09/01/2017	8,768,343
		50,333,717
Total Corporate Bonds
(Cost $3,893,597,780)		3,876,478,698

Convertible Bonds: 4.5%
Auto Components: 0.3%
	Horizon Global Corp.
20,319,000	2.750%, 07/01/2022	19,303,050

Construction & Engineering: 0.1%
	Tutor Perini Corp.
5,760,000	2.875%, 06/15/2021	5,719,929

Consumer Finance: 0.6%
	EZCORP, Inc.
9,150,000	2.125%, 06/15/2019	8,955,563
24,500,000	2.875%, 07/01/2024 [4]	24,745,000
		33,700,563
Electronic Equipment, Instruments & Components: 0.4%
	InvenSense, Inc.
4,000,000	1.750%, 11/01/2018	4,015,000
	OSI Systems, Inc.
20,000,000	1.250%, 09/01/2022 [4]	19,537,500
		23,552,500
Health Care Providers & Services: 0.3%
	Aceto Corp.
17,736,000	2.000%, 11/01/2020	16,383,630

Internet Software & Services: 0.3%
	Web.com Group, Inc.
13,790,000	1.000%, 08/15/2018	13,884,806

IT Services: 0.8%
	Unisys Corp.
29,845,000	5.500%, 03/01/2021	45,681,503

Machinery: 1.5%
	Chart Industries, Inc.
22,949,000	2.000%, 08/01/2018	22,862,941
	Navistar International Corp.
42,210,000	4.500%, 10/15/2018	42,289,144
20,644,000	4.750%, 04/15/2019	20,192,412
		85,344,497
Semiconductors & Semiconductor Equipment: 0.1%
	Microchip Technology, Inc.
3,000,000	1.625%, 02/15/2027 [4]	3,168,750
	Synaptics, Inc.
2,000,000	0.500%, 06/15/2022	2,025,000
		5,193,750
Software: 0.1%
	RealPage, Inc.
6,250,000	1.500%, 11/15/2022	6,832,031

Total Convertible Bonds
(Cost $236,462,075)		255,596,259

Private Mortgage Backed Obligations: 0.4%
Diversified Financial Services: 0.4%
	HAS Capital Income Opportunity Fund II
21,807,000	8.000%, 12/31/2024 (Cost $21,807,000, Acquisition Date 6/10/2016, 9/9/2016) [3,4,5,6]	21,807,000

Total Private Mortgage Backed Obligations
(Cost $21,807,000)		21,807,000

Total Bonds
(Cost $4,151,866,855)		4,153,881,957

Short-Term Investments: 24.0%
675,278,856	Federated U.S. Treasury Cash Reserves - Class I, 0.763% [9]	675,278,856

675,278,856	Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio, 0.806% [9]	675,278,856

Total Short-Term Investments
(Cost $1,350,557,712)		1,350,557,712

Total Investments in Securities: 99.6%
(Cost $5,596,989,524)		5,614,321,104
Other Assets in Excess of Liabilities: 0.4%		24,707,461
Total Net Assets: 100.0%		$5,639,028,565

PIK-	Payment-in-kind - represents the security may pay interest in additional par.
^	Does not round to 0.1%.
[1]	Non-income producing security.
[2]	Affiliate Company as defined by the Investment Company Act of 1940.
[3]	All or a portion of this security is considered illiquid. As of June 30, 2017, the value of these securities amounted to $143,926,014, or 2.6% of net assets.
[4]
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  As of June 30, 2017, the value of these securities amounted to $2,101,481,122, or 37.3% of net assets.

[5]	Security is fair valued under supervision of the Board of Trustees and categorized as a Level 3 security.
[6]	Security is considered restricted. As of June 30, 2017, the value of these securities amounted to $90,631,449, or 1.6% of net assets.
[7]	Variable rate security; rate shown is the rate in effect on June 30, 2017.
[8]	Step coupon.
[9]	Annualized seven-day yield as of June 30, 2017.

The cost basis of investments for federal income tax purposes at June 30, 2017 was as follows+:

Cost of investments	$5,596,989,524
Gross unrealized appreciation	130,329,018
Gross unrealized depreciation	(112,997,438)
Net unrealized appreciation	$17,331,580

+Because tax adjustments are calculated annually at the end of the Osterweis Strategic Income Fund’s (the “Fund”) fiscal year, the above table does not reflect tax adjustments for the current fiscal year.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

Summary of Fair Value Disclosure at June 30, 2017 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
 • Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2017:

Assets:	Level 1	Level 2		Level 3	Total
Common Stocks^	$258,419	$–		$–	$258,419
Convertible Preferred Stocks^*	–	59,153,016		50,470,000	109,623,016
Corporate Bonds^*	–	3,737,046,253		139,432,445	3,876,478,698
Convertible Bonds^	–	255,596,259		–	255,596,259
Private Mortgage Backed Obligations*	–	–		21,807,000	21,807,000
Short-Term Investments	1,350,557,712	–		–	1,350,557,712
Total Assets	$1,350,816,131	$4,051,795,528		$211,709,445	$5,614,321,104

^ See Schedule of Investments for industry breakouts.
* See schedule of investments for disclosure of Level 3 securities.

The Fund did not have transfers into or out of Level 1 or Level 2 securities during the period.  The basis for recognizing and valuing transfers is as of the end of the period in which the transfers occur.

	Convertible Preferred Stocks	Corporate Bonds		Private Mortgage Backed Obligations	Total
Balance as of March 31, 2017	$50,225,000	$140,193,182		$21,807,000	$212,225,182
Accrued discounts/premiums	-	-		-	-
Realized gain (loss)	-	1,710		-	1,710
Change in unrealized appreciation /depreciation	245,000	(420,447)		-	(175,447)
Purchases	-	-		-	-
Sales/dispositions	-	(342,000)		-	(342,000)
Transfer in and/or out of Level 3	-	-		-	-
Balance as of June 30, 2017	$50,470,000	$139,432,445	$	$ 21,807,000	$211,709,445

Change in unrealized appreciation /depreciation for Level 3 investments held at June 30, 2017	$245,000	$(420,447)		$-	$(175,447)

Type of Security	Fair Value at 06/30/2017	Valuation Techniques		Unobservable Input	Input Value(s)
Convertible Preferred Stocks	$50,470,000	Convertible Valuation Model		-Single broker quote	$100.98
Corporate Bonds	$139,432,445	Comparable Securities		-Adjustment to yield	38 bps - 306 bps
Private Mortgage Backed Obligations	$21,807,000	Issue Price		-Market data	$100.00

Significant increases (decreases) in any of those inputs in isolation would result in a significantly higher (lower) fair value measurement. Increases in the adjustment to yield would decrease price and decreases in the adjustment to yield would increase price.

The Trust’s valuation procedures have been adopted by the Trust’s Board of Trustees, which has established a Valuation Committee to oversee valuation techniques.  The Board of Trustees ratifies valuation techniques quarterly.

Issuer	Share/Par Balance March 31, 2017	Acquisitions	Dispositions	Share/Par Balance June 30, 2017	Realized Gain (Loss)	Interest Income	Dividend Income	Value June 30, 2017	Cost
A.M. Castle & Co. [1]	2,247,119	-	-	2,247,119	$-	$-	$-	$258,419	$6,564,957
A.M. Castle & Co. [2]	55,081,118	-	55,081,118	-	(20,680,808)	-	-	-	-
					$(20,680,808)	$-	$-	$258,419	$6,564,957

[1] Common Stock
[2] Corporate Bond

OSTERWEIS STRATEGIC INVESTMENT FUND
SCHEDULE OF INVESTMENTS at June 30, 2017 (Unaudited)

Shares		Value
Common Stocks: 47.2%
Aerospace & Defense: 2.2%
21,860	Boeing Co.	$4,322,815

Banks: 1.2%
27,050	JPMorgan Chase & Co.	2,472,370

Beverages: 1.0%
17,255	Diageo Plc - ADR	2,067,667

Chemicals: 1.1%
78,590	CF Industries Holdings, Inc.	2,197,376

Commercial Services & Supplies: 0.1%
9,385	Advanced Disposal Services, Inc. [1]	213,321

Containers & Packaging: 4.8%
56,160	Berry Plastics Group, Inc. [1]	3,201,681
44,215	Crown Holdings, Inc. [1]	2,637,867
270,715	Graphic Packaging Holding Co.	3,730,453
		9,570,001
Electric Utilities: 1.9%
26,395	NextEra Energy, Inc.	3,698,731

Energy Equipment & Services: 1.7%
79,565	Halliburton Co.	3,398,221

Equity Real Estate Investment Trusts - REITS: 5.0%
27,200	Crown Castle International Corp.	2,724,896
182,145	Four Corners Property Trust, Inc.	4,573,661
13,170	Public Storage	2,746,340
		10,044,897
Food & Staples Retailing: 1.7%
126,860	US Foods Holding Corp. [1]	3,453,129

Health Care Equipment & Supplies: 2.2%
27,565	Danaher Corp.	2,326,210
10,350	Teleflex, Inc.	2,150,316
		4,476,526
Industrial Conglomerates: 1.6%
120,660	General Electric Co.	3,259,027

Insurance: 4.2%
28,200	Chubb Ltd.	4,099,716
98,730	Progressive Corp.	4,353,006
		8,452,722
Internet Software & Services: 3.3%
7,151	Alphabet, Inc. - Class C [1]	6,498,328

Machinery: 2.0%
60,845	Pentair Plc	4,048,626

Media: 1.2%
7,316	Charter Communications, Inc. - Class A [1]	2,464,395

Metals & Mining: 1.1%
244,305	Tahoe Resources, Inc.	2,105,909

Mortgage Real Estate Investment Trusts - REITS: 1.0%
89,235	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	2,040,804

Pharmaceuticals: 6.5%
31,320	Bayer AG - ADR	4,067,372
61,105	GlaxoSmithKline Plc - ADR	2,634,848
16,170	Johnson & Johnson	2,139,129
50,530	Novartis AG - ADR	4,217,739
		13,059,088
Semiconductors & Semiconductor Equipment: 1.4%
84,425	Intel Corp.	2,848,500

Trading Companies & Distributors: 2.0%
107,505	Air Lease Corp.	4,016,387

Total Common Stocks
(Cost $73,572,366)		94,708,840

Convertible Preferred Stocks: 3.1%
Machinery: 0.8%
10,000	Blue Bird Corp., 7.625% [2]	1,516,744

Pharmaceuticals: 1.8%
4,123	Allergan Plc, 5.500%	3,579,094

Road & Rail: 0.5%
10,000	Daseke, Inc., 7.625% [3]	1,030,000

Total Convertible Preferred Stocks
(Cost $4,970,065)		6,125,838

Partnerships & Trusts: 5.3%
Hotels, Restaurants & Leisure: 2.0%
55,070	Cedar Fair L.P.	3,970,547

Oil, Gas & Consumable Fuels: 3.3%
176,520	Enterprise Products Partners L.P.	4,780,162
25,775	Magellan Midstream Partners L.P.	1,836,984
		6,617,146
Total Partnerships & Trusts
(Cost $7,359,832)		10,587,693

Principal Amount
Bonds: 42.2%
Corporate Bonds: 37.6%
Aerospace & Defense: 1.3%
	ADS Tactical, Inc.
$1,492,000	9.000%, 12/31/2022 [2,3,5,6]	1,506,589

	Kratos Defense & Security Solutions, Inc.
1,000,000	7.000%, 05/15/2019	1,022,500
		2,529,089
Air Freight & Logistics: 0.3%
	XPO Logistics, Inc.
500,000	6.125%, 09/01/2023 [2]	522,500

Airlines: 0.3%
	Allegiant Travel Co.
500,000	5.500%, 07/15/2019	521,250

Beverages: 1.2%
	Beverages & More, Inc.
300,000	10.000%, 11/15/2018 [2]	307,987
1,000,000	11.500%, 06/15/2022 [2]	975,000
	Cott Beverages, Inc.
250,000	5.375%, 07/01/2022	260,000
	Cott Holdings, Inc.
750,000	5.500%, 04/01/2025 [2]	766,875
		2,309,862
Building Products: 0.9%
	Cleaver-Brooks, Inc.
475,000	8.750%, 12/15/2019 [2]	490,438
225,000	9.750%, 12/31/2019 [2,3]	222,428
	Griffon Corp.
1,000,000	5.250%, 03/01/2022	1,022,500
		1,735,366
Capital Markets: 2.0%
	Donnelley Financial Solutions, Inc.
1,000,000	8.250%, 10/15/2024	1,062,500
	Oppenheimer Holdings, Inc.
2,000,000	8.750%, 04/15/2018	2,007,700
1,000,000	6.750%, 07/01/2022 [2]	1,007,500
		4,077,700
Chemicals: 1.2%
	CF Industries, Inc.
500,000	6.875%, 05/01/2018	520,625
250,000	7.125%, 05/01/2020	276,875
	Consolidated Energy Finance SA
500,000	6.750%, 10/15/2019 [2]	510,625
500,000	4.981%, 06/15/2022 [2,4]	500,066
500,000	6.875%, 06/15/2025 [2]	516,250
		2,324,441
Commercial Services & Supplies: 2.6%
	Conduent Finance, Inc. / Xerox Business Services LLC
500,000	10.500%, 12/15/2024 [2]	583,750
	GFL Environmental, Inc.
500,000	9.875%, 02/01/2021 [2]	546,250
1,000,000	5.625%, 05/01/2022 [2]	1,027,500
	LSC Communications, Inc.
1,000,000	8.750%, 10/15/2023 [2]	1,047,500
	Quad/Graphics, Inc.
1,000,000	7.000%, 05/01/2022	1,023,330
	R.R. Donnelley & Sons Co.
250,000	8.875%, 04/15/2021	272,500
676,000	7.000%, 02/15/2022	710,645
		5,211,475

Computers & Peripherals: 0.6%
	Western Digital Corp.
1,000,000	10.500%, 04/01/2024	1,182,180

Construction & Engineering: 1.0%
	Michael Baker Holdings LLC
500,000	8.875% Cash or 9.625% PIK, 04/15/2019 [2]	491,875
	Michael Baker International LLC
500,000	8.250%, 10/15/2018 [2]	499,375
	Tutor Perini Corp.
1,000,000	6.875%, 05/01/2025 [2]	1,055,000
		2,046,250
Construction Materials: 0.1%
	Rain CII Carbon LLC / CII Carbon Corp.
250,000	8.250%, 01/15/2021 [2]	260,938

Consumer Finance: 1.1%
	Ally Financial, Inc.
1,000,000	8.000%, 12/31/2018	1,081,250
	Enova International, Inc.
500,000	9.750%, 06/01/2021	522,500
	FirstCash, Inc.
500,000	5.375%, 06/01/2024 [2]	523,750
		2,127,500
Diversified Consumer Services: 1.0%
	Regis Corp.
2,000,000	5.500%, 12/02/2019 [2]	1,988,512

Diversified Financial Services: 0.2%
	Intrepid Aviation Group Holdings LLC
250,000	8.250%, 07/15/2017 [2]	249,688
200,000	6.875%, 02/15/2019 [2]	195,000
		444,688
Diversified Telecommunication Services: 0.2%
	West Corp.
300,000	5.375%, 07/15/2022 [2]	303,750

Electrical Equipment: 1.0%
	Power Solutions International, Inc.
2,000,000	6.500%, 01/01/2019 [2,3,5,7]	2,001,364

Food & Staples Retailing: 3.8%
	BI-LO LLC
400,000	8.625% Cash or 9.375% PIK, 09/15/2018 [2]	174,000
	Cumberland Farms, Inc.
500,000	6.750%, 05/01/2025 [2]	527,500
	KeHE Distributors LLC
2,000,000	7.625%, 08/15/2021 [2]	2,010,000
	Rite Aid Corp.
2,500,000	9.250%, 03/15/2020	2,587,500
	Tops Holding II Corp.
2,595,000	8.750%, 06/15/2018	2,218,725
		7,517,725
Food Products: 2.0%
	Hearthside Group Holdings LLC
938,000	6.500%, 05/01/2022 [2]	938,000
	Shearer’s Foods LLC
1,500,000	9.000%, 11/01/2019 [2]	1,567,500

	Simmons Foods, Inc.
1,500,000	7.875%, 10/01/2021 [2]	1,597,500
		4,103,000

Health Care Equipment & Supplies: 0.5%
	Alere, Inc.
1,000,000	7.250%, 07/01/2018	1,001,500

Health Care Providers & Services: 0.4%
	AMN Healthcare, Inc.
600,000	5.125%, 10/01/2024 [2]	609,000
	CHS / Community Health Systems, Inc.
200,000	8.000%, 11/15/2019	201,750
		810,750
Hotels, Restaurants & Leisure: 1.6%
	Carrols Restaurant Group, Inc.
1,250,000	8.000%, 05/01/2022	1,335,937
	Ruby Tuesday, Inc.
2,000,000	7.625%, 05/15/2020	1,905,000
		3,240,937
Household Durables: 1.1%
	American Greetings Corp.
1,000,000	7.875%, 02/15/2025 [2]	1,086,250
	AV Homes, Inc.
500,000	6.625%, 05/15/2022 [2]	516,250
	New Home Co., Inc.
500,000	7.250%, 04/01/2022 [2]	520,000
		2,122,500
Industrial Conglomerates: 0.2%
	Icahn Enterprises L.P. / Icahn Enterprises Finance Corp.
500,000	6.250%, 02/01/2022	522,500

IT Services: 1.1%
	Alliance Data Systems Corp.
1,000,000	6.375%, 04/01/2020 [2]	1,016,250
	Unisys Corp.
1,000,000	10.750%, 04/15/2022 [2]	1,100,000
		2,116,250
Leisure Products: 0.5%
	Smith & Wesson Holding Corp.
1,000,000	5.000%, 07/15/2018 [2]	996,000

Machinery: 1.5%
	Navistar International Corp.
1,000,000	8.250%, 11/01/2021	1,015,000
	Tennant Co.
500,000	5.625%, 05/01/2025	527,500
	Waterjet Holdings, Inc.
1,500,000	7.625%, 02/01/2020 [2]	1,563,750
		3,106,250
Media: 1.0%
	MDC Partners, Inc.
1,500,000	6.500%, 05/01/2024 [2]	1,503,750
	Salem Media Group, Inc.
500,000	6.750%, 06/01/2024 [2]	513,750
		2,017,500

Metals & Mining: 1.8%
	AK Steel Corp.
500,000	7.625%, 10/01/2021	522,660
500,000	8.375%, 04/01/2022	523,125
	Coeur Mining, Inc.
500,000	5.875%, 06/01/2024 [2]	486,875
	Hecla Mining Co.
1,000,000	6.875%, 05/01/2021	1,037,750
	Real Alloy Holding, Inc.
1,000,000	10.000%, 01/15/2019 [2]	972,500
		3,542,910
Oil, Gas & Consumable Fuels: 2.5%
	Calumet Specialty Products Partners L.P.
100,000	6.500%, 04/15/2021	87,000
1,400,000	7.625%, 01/15/2022	1,232,000
	Genesis Energy L.P. / Genesis Energy Finance Corp.
250,000	5.750%, 02/15/2021	250,625
1,000,000	6.750%, 08/01/2022	1,007,500
	Global Partners / GLP Finance Corp.
1,500,000	6.250%, 07/15/2022	1,515,000
	NGL Energy Partners L.P.
500,000	5.125%, 07/15/2019	498,750
500,000	6.875%, 10/15/2021	498,750
		5,089,625
Paper & Forest Products: 0.7%
	Resolute Forest Products, Inc.
1,500,000	5.875%, 05/15/2023	1,461,375

Personal Products: 0.3%
	NBTY, Inc.
600,000	7.625%, 05/15/2021 [2]	639,000

Pharmaceuticals: 0.3%
	Mallinckrodt International Finance SA
500,000	3.500%, 04/15/2018	501,875

Road & Rail: 0.5%
	Herc Rentals, Inc.
899,000	7.500%, 06/01/2022 [2]	952,940

Specialty Retail: 0.9%
	Caleres, Inc.
1,750,000	6.250%, 08/15/2023	1,833,125

Thrifts & Mortgage Finance: 1.0%
	Nationstar Mortgage LLC
2,000,000	9.625%, 05/01/2019	2,055,500

Tobacco: 0.4%
	Alliance One International, Inc.
1,000,000	9.875%, 07/15/2021	873,750

Trading Companies & Distributors: 0.5%
	Fly Leasing Ltd.
1,000,000	6.750%, 12/15/2020	1,051,250

Total Corporate Bonds
(Cost $73,773,374)		75,143,127

Convertible Bonds: 4.3%
Auto Components: 0.5%
	Horizon Global Corp.
1,000,000	2.750%, 07/01/2022	950,000

Construction & Engineering: 0.1%
	Tutor Perini Corp.
250,000	2.875%, 06/15/2021	248,650

Consumer Finance: 0.8%
	EZCORP, Inc.
350,000	2.125%, 06/15/2019	342,563
1,250,000	2.875%, 07/01/2024 [2]	1,262,500
		1,605,063
Electronic Equipment, Instruments & Components: 0.4%
	InvenSense, Inc.
473,000	1.750%, 11/01/2018	474,774
	OSI Systems, Inc.
250,000	1.250%, 09/01/2022 [2]	244,219
		718,993
Health Care Providers & Services: 0.6%
	Aceto Corp.
1,250,000	2.000%, 11/01/2020	1,154,687

Internet Software & Services: 0.4%
	Web.com Group, Inc.
750,000	1.000%, 08/15/2018	755,156

IT Services: 0.9%
	Unisys Corp.
1,210,000	5.500%, 03/01/2021	1,852,056

Machinery: 0.3%
	Navistar International Corp.
150,000	4.500%, 10/15/2018	150,281
500,000	4.750%, 04/15/2019	489,063
		639,344
Semiconductors & Semiconductor Equipment: 0.2%
	Synaptics, Inc.
500,000	0.500%, 06/15/2022	506,250

Software: 0.1%
	RealPage, Inc.
250,000	1.500%, 11/15/2022	273,281

Total Convertible Bonds
(Cost $7,984,826)		8,703,480

Private Mortgage Backed Obligations: 0.3%
Diversified Financial Services: 0.3%
	HAS Capital Income Opportunity Fund II
642,000	8.000%, 12/31/2024 (Cost $642,000, Acquisition Date 6/10/2016, 9/19/2016)[2,3,5,6]	642,000

Total Private Mortgage Backed Obligations
(Cost $642,000)		642,000

Total Bonds
(Cost $82,400,200)		84,488,607

Short-Term Investments: 2.0%
4,034,776	Federated U.S. Treasury Cash Reserves - Class I, 0.763% [8]	4,034,776

Total Short-Term Investments
(Cost $4,034,776)		4,034,776

Total Investments in Securities: 99.8%
(Cost $172,337,239)		199,945,754
Other Assets in Excess of Liabilities: 0.2%		332,194
Total Net Assets: 100.0%		$200,277,948

ADR-	American Depositary Receipt
PIK-	Payment - in - kind - represents the security may pay interest in additional par.
REITS-	Real Estate Investment Trusts
[1]	Non-income producing security.
[2]
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  As of June 30, 2017, the value of these securities amounted to $41,056,788, or 20.5% of net assets.

[3]	Security is fair valued under supervision of the Board of Trustees and categorized as a Level 3 security.
[4]	Variable rate security; rate shown is the rate in effect on June 30, 2017.
[5]	All or a portion of this security is considered illiquid. As of June 30, 2017, the value of these securities amounted to $4,149,153 or 2.1% of net assets.
[6]	Security is considered restricted. As of June 30, 2017, the value of these securities amounted to $2,148,589, or 1.1% of net assets.
[7]	Step coupon.
[8]	Annualized seven-day yield as of June 30, 2017.

The cost basis of investments for federal income tax purposes at June 30, 2017 was as follows+:

Cost of investments	$172,337,239
Gross unrealized appreciation	29,209,788
Gross unrealized depreciation	(1,601,273)
Net unrealized appreciation	$27,608,515

+Because tax adjustments are calculated annually at the end of the Osterweis Strategic Investment Fund’s (the “Fund”) fiscal year, the above table does not reflect tax adjustments for the current fiscal year.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

Summary of Fair Value Disclosure at June 30, 2017 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
 • Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2017:

Assets:	Level 1	Level 2	Level 3	Total
Common Stocks^	$94,708,840	$–	$–	$94,708,840
Convertible Preferred Stocks^*	3,579,094	1,516,744	1,030,000	6,125,838
Partnerships & Trusts^	10,587,693	–	–	10,587,693
Corporate Bonds^*	–	71,412,746	3,730,381	75,143,127
Convertible Bonds^	–	8,703,480	–	8,703,480
Private Mortgage Backed Obligations*	–	–	642,000	642,000
Short-Term Investments	4,034,776	–	–	4,034,776
Total Assets	$112,910,403	$81,632,970	$5,402,381	$199,945,754
^ See Schedule of Investments for industry breakouts.
* See Schedule of Investments for disclosure of Level 3 securities.

The Fund did not have transfers into or out of Level 1 or Level 2 securities during the period.  The basis for recognizing and valuing transfers is as of the end of the period in which the transfers occur.

	Convertible Preferred Stocks	Corporate Bonds	Private Mortgage Backed Obligations	Total
Balance as of March 31, 2017	$1,025,000	$3,756,839	$642,000	$5,423,839
Accrued discounts/premiums	-	-	-	-
Realized gain (loss)	-	40	-	40
Change in unrealized appreciation/depreciation	5,000	(18,498)	-	(13,498)
Purchases	-	-	-	-
Sales/dispositions	-	(8,000)	-	(8,000)
Transfer in and/or out of Level 3	-	-	-	-
Balance as of June 30, 2017	$1,030,000	$3,730,381	$642,000	$5,402,381

Change in unrealized appreciation /depreciation for Level 3 investments held at June 30, 2017	5,000	$(18,498)	$-	$(13,498)

Type of Security	Fair Value at 6/30/2017	Valuation Techniques	Unobservable Input	Input Value(s)
Convertible Preferred Stocks	$1,030,000	Convertible Valuation Model	-Single broker quote	$100.98
Corporate Bonds	$3,730,381	Comparable Securities	-Adjustment to yield	38 bps - 306 bps
Private Mortgage Backed Obligations	$642,000	Issue Price	-Market data	$100.00

Significant increases (decreases) in any of those inputs in isolation would result in a significantly higher (lower) fair value measurement. Increases in the adjustment to yield would decrease price and decreases in the adjustment to yield would increase price.

The Trust’s valuation procedures have been adopted by the Trust’s Board of Trustees, which has established a Valuation Committee to oversee valuation techniques.  The Board of Trustees ratifies valuation techniques quarterly.

OSTERWEIS INSTITUTIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS at June 30, 2017 (Unaudited)

Shares		Value
Common Stocks: 84.7%
Aerospace & Defense: 2.7%
1,605	Boeing Co.	$317,389

Banks: 2.7%
3,490	JPMorgan Chase & Co.	318,986

Beverages: 3.4%
3,350	Diageo Plc - ADR	401,431

Chemicals: 2.4%
10,100	CF Industries Holdings, Inc.	282,396

Commercial Services & Supplies: 0.2%
940	Advanced Disposal Services, Inc. [1]	21,366

Containers & Packaging: 11.2%
9,340	Berry Plastics Group, Inc. [1]	532,474
7,230	Crown Holdings, Inc. [1]	431,342
27,485	Graphic Packaging Holding Co.	378,743
		1,342,559
Electric Utilities: 3.1%
2,690	NextEra Energy, Inc.	376,950

Energy Equipment & Services: 3.8%
10,595	Halliburton Co.	452,513

Equity Real Estate Investment Trusts - REITS: 5.0%
2,410	Crown Castle International Corp.	241,434
1,710	Public Storage	356,586
		598,020
Food & Staples Retailing: 2.8%
12,420	US Foods Holding Corp. [1]	338,072

Health Care Equipment & Supplies: 3.7%
2,765	Danaher Corp.	233,339
995	Teleflex, Inc.	206,721
		440,060
Industrial Conglomerates: 3.1%
13,720	General Electric Co.	370,577

Insurance: 6.4%
2,645	Chubb Ltd.	384,530
8,510	Progressive Corp.	375,206
		759,736

Internet Software & Services: 6.1%
796	Alphabet, Inc. - Class C [1]	723,349

Machinery: 3.3%
5,915	Pentair Plc	393,584

Media: 2.0%
724	Charter Communications, Inc. - Class A [1]	243,879

Metals & Mining: 1.7%
23,605	Tahoe Resources, Inc.	203,475

Mortgage Real Estate Investment Trusts - REITS: 2.1%
10,825	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	247,568

Pharmaceuticals: 13.3%
3,470	Bayer AG - ADR	450,632
8,175	GlaxoSmithKline Plc - ADR	352,506
2,780	Johnson & Johnson	367,766
5,075	Novartis AG - ADR	423,610
		1,594,514
Semiconductors & Semiconductor Equipment: 2.7%
9,710	Intel Corp.	327,615

Trading Companies & Distributors: 3.0%
9,670	Air Lease Corp.	361,271

Total Common Stocks
(Cost $7,780,488)		10,115,310

Convertible Preferred Stocks: 3.4%
Pharmaceuticals: 3.4%
470	Allergan Plc, 5.500%	407,997

Total Convertible Preferred Stocks
(Cost $332,144)		407,997

Partnerships & Trusts: 8.2%
Hotels, Restaurants & Leisure: 2.3%
3,855	Cedar Fair L.P.	277,946

Oil, Gas & Consumable Fuels: 5.9%
13,125	Enterprise Products Partners L.P.	355,425
4,805	Magellan Midstream Partners L.P.	342,452
		697,877
Total Partnerships & Trusts
(Cost $612,336)		975,823

Short-Term Investments: 3.8%
455,952	Federated U.S. Treasury Cash Reserves - Class I, 0.763% [2]	455,952

Total Short-Term Investments
(Cost $455,952)		455,952

Total Investments in Securities: 100.1%
(Cost $9,180,920)		11,955,082
Liabilities in Excess of Other Assets: (0.1)%		(14,263)
Total Net Assets: 100.0%		$11,940,819

ADR -	American Depositary Receipt
[1]	Non-income producing security.
[2]	Annualized seven-day yield as of June 30, 2017.

The cost basis of investments for federal income tax purposes at June 30, 2017 was as follows+:

Cost of investments	$9,180,920
Gross unrealized appreciation	2,820,319
Gross unrealized depreciation	(46,157)
Net unrealized appreciation	$2,774,162

+Because tax adjustments are calculated annually at the end of the Osterweis Institutional Equity Fund’s (the “Fund”) fiscal year, the above table does not reflect tax adjustments for the current fiscal year.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

Summary of Fair Value Disclosure at June 30, 2017 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
 • Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2017:

Assets:	Level 1	Level 2	Level 3	Total
Common Stocks^	$10,115,310	$–	$–	$10,115,310
Convertible Preferred Stocks	407,997	–	–	407,997
Partnerships & Trusts^	975,823	–	–	975,823
Short-Term Investments	455,952	–	–	455,952
Total Assets	$11,955,082	$–	$–	$11,955,082
^See Schedule of Investments for industry breakouts.

The Fund did not invest in any Level 3 securities nor have transfers into or out of Level 1 or Level 2 during the period.  The basis for recognizing and valuing transfers is as of the end of the period in which the transfers occur.

OSTERWEIS EMERGING OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS at June 30, 2017 (Unaudited)

Shares		Value
Common Stocks: 85.4%
Aerospace & Defense: 2.5%
97,425	Kratos Defense & Security Solutions, Inc. [1]	$1,156,435

Biotechnology: 6.5%
14,079	Ligand Pharmaceuticals, Inc. [1]	1,709,191
40,700	Sarepta Therapeutics, Inc. [1]	1,371,997
		3,081,188
Building Products: 1.2%
8,350	Trex Co., Inc. [1]	564,961

Consumer Finance: 3.8%
27,535	PRA Group, Inc. [1]	1,043,577
63,440	SLM Corp. [1]	729,560
		1,773,137
Diversified Telecommunication Services: 2.2%
26,008	Cogent Communications Holdings, Inc.	1,042,921

Health Care Equipment & Supplies: 11.4%
13,555	Align Technology, Inc. [1]	2,034,877
29,719	AtriCure, Inc. [1]	720,686
8,603	Inogen, Inc. [1]	820,898
27,835	iRhythm Technologies, Inc. [1]	1,182,709
21,730	Tactile Systems Technology, Inc. [1]	621,043
		5,380,213
Health Care Providers & Services: 1.1%
13,375	AMN Healthcare Services, Inc. [1]	522,294

Health Care Technology: 5.1%
42,410	Evolent Health, Inc. [1]	1,075,093
21,400	Veeva Systems, Inc. [1]	1,312,034
		2,387,127
Hotels, Restaurants & Leisure: 6.5%
29,549	Dave & Buster’s Entertainment, Inc. [1]	1,965,304
46,310	Planet Fitness, Inc.	1,080,875
		3,046,179
Household Durables: 2.2%
8,126	Cavco Industries, Inc. [1]	1,053,536

Insurance: 2.2%
43,565	Health Insurance Innovations, Inc. [1]	1,023,778

Internet Software & Services: 18.4%
12,410	Alarm.com Holdings, Inc. [1]	466,988
38,145	CommerceHub, Inc. [1]	664,486
49,612	GTT Communications, Inc. [1]	1,570,220
85,860	Hortonworks, Inc. [1]	1,105,877
27,325	New Relic, Inc. [1]	1,175,248
30,265	Q2 Holdings, Inc. [1]	1,118,292
48,260	Quotient Technology, Inc. [1]	554,990
18,475	The Trade Desk, Inc. [1]	925,782
22,479	Zillow Group, Inc. [1]	1,097,874
		8,679,757
IT Services: 2.4%
48,443	Square, Inc. [1]	1,136,473

Life Sciences Tools & Services: 2.2%
8,940	Bio-Techne Corp.	1,050,450

Machinery: 1.9%
7,577	Middleby Corp. [1]	920,681

Semiconductors & Semiconductor Equipment: 5.8%
31,442	Inphi Corp. [1]	1,078,460
37,740	MaxLinear, Inc. [1]	1,052,569
8,645	Silicon Laboratories, Inc. [1]	590,886
		2,721,915
Software: 6.3%
20,528	CyberArk Software Ltd. [1]	1,025,374
12,025	Take-Two Interactive Software, Inc. [1]	882,394
28,135	Varonis Systems, Inc. [1]	1,046,622
		2,954,390
Thrifts & Mortgage Finance: 3.7%
10,237	LendingTree, Inc. [1]	1,762,811

Total Common Stocks
(Cost $35,323,598)		40,258,246

Short-Term Investments: 17.2%
8,101,934	Federated U.S. Treasury Cash Reserves - Class I, 0.763% [2]	8,101,934

Total Short-Term Investments
(Cost $8,101,934)		8,101,934

Total Investments in Securities: 102.6%
(Cost $43,425,532)		48,360,180
Liabilities in Excess of Other Assets: (2.6)%		(1,246,413)
Total Net Assets: 100.0%		$47,113,767

[1]	Non-income producing security.
[2]	Annualized seven-day yield as of June 30, 2017.

The cost basis of investments for federal income tax purposes at June 30, 2017 was as follows+:

Cost of investments	$43,425,532
Gross unrealized appreciation	5,503,752
Gross unrealized depreciation	(569,104)
Net unrealized appreciation	$4,934,648

+Because tax adjustments are calculated annually at the end of the Osterweis Emerging Opportunity Fund’s (the “Fund”) fiscal year, the above table does not reflect tax adjustments for the current fiscal year.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

Summary of Fair Value Disclosure at June 30, 2017 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
 • Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2017:

Assets:	Level 1	Level 2	Level 3	Total
Common Stocks^	$40,258,246	$–	$–	$40,258,246
Short-Term Investments	8,101,934	–	–	8,101,934
Total Assets	$48,360,180	$–	$–	$48,360,180
^See Schedule of Investments for industry breakouts.

The Fund did not invest in any Level 3 securities nor have transfers into or out of Level 1 or Level 2 during the period.  The basis for recognizing and valuing transfers is as of the end of the period in which the transfers occur.

OSTERWEIS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS at June 30, 2017 (Unaudited)

Principal Amount		Value
Bonds: 98.1%
Corporate Bonds: 22.9%
Automobiles: 0.4%
	Ford Motor Credit Co. LLC
$250,000	3.339%, 03/28/2022	$253,955

Banks: 6.9%
	Bank of America Corp.
1,000,000	4.200%, 08/26/2024	1,039,063
	Citigroup, Inc.
750,000	2.750%, 04/25/2022	749,650
	Cooperatieve Rabobank UA
750,000	3.950%, 11/09/2022	784,252
	JPMorgan Chase & Co.
500,000	3.220%, 03/01/2025 [1]	501,387
334,000	7.900%, 04/29/2049 [1,2]	347,610
	National Australia Bank Ltd.
500,000	2.500%, 05/22/2022	497,583
		3,919,545
Beverages: 1.8%
	Anheuser-Busch InBev Finance, Inc.
1,000,000	3.300%, 02/01/2023	1,031,002

Biotechnology: 0.9%
	Amgen, Inc.
500,000	1.900%, 05/10/2019	500,694

Capital Markets: 2.0%
	Goldman Sachs Group, Inc.
133,000	5.950%, 01/15/2027	155,529
	Moody’s Corp.
500,000	2.625%, 01/15/2023 [3]	497,748
	Morgan Stanley
500,000	2.750%, 05/19/2022	500,232
		1,153,509
Chemicals: 0.4%
	EI du Pont de Nemours & Co.
250,000	2.200%, 05/01/2020	251,459

Commercial Services & Supplies: 1.4%
	Dollar General Corp.
750,000	3.875%, 04/15/2027	769,573

Computers & Peripherals: 0.9%
	Apple, Inc.
500,000	3.200%, 05/11/2027	506,464

Consumer Finance: 0.9%
	American Express Credit Corp.
500,000	1.875%, 05/03/2019	500,094

Diversified Financial Services: 0.9%
	National Rural Utilities Cooperative Finance Corp.
500,000	2.400%, 04/25/2022	502,668

Food Products: 1.3%
	Tyson Foods, Inc.
750,000	3.550%, 06/02/2027	760,294

Industrial Conglomerates: 1.8%
	General Electric Co.
750,000	5.000%, 12/29/2049 [1,2]	796,988
	Siemens Financieringsmaatschappij NV
250,000	2.700%, 03/16/2022 [3]	253,417
		1,050,405
Insurance: 1.3%
	New York Life Global Funding
750,000	2.000%, 04/09/2020 [3]	750,201

Leisure Products: 0.2%
	Brunswick Corp.
125,000	4.625%, 05/15/2021 [3]	127,742

Semiconductors & Semiconductor Equipment: 0.5%
	Applied Materials, Inc.
250,000	3.300%, 04/01/2027	254,372

Specialty Retail: 1.3%
	AutoZone, Inc.
750,000	3.750%, 06/01/2027	751,753

Total Corporate Bonds
(Cost $13,017,512)		13,083,730

Asset Backed Bonds: 2.0%
	Federal National Mortgage Association Interest Strips
	Series FNS 421 C4
8,588,848	4.500%, 01/25/2030	1,118,533
	Series FNS 421 C3
364,878	4.000%, 07/25/2030	47,979
		1,166,512
Total Asset Backed Bonds
(Cost $1,129,746)		1,166,512

Mortgage Backed Securities: 63.6%
	Federal National Mortgage Association Pool
	Series FN AL2519
2,092,860	4.500%, 07/01/2040	2,272,777
	Series FN AI8577
39,726	3.000%, 08/01/2042	39,906
	Series FN AS5460
4,336,064	3.500%, 07/01/2045	4,457,524
	Series FN AS6520
4,209,191	3.500%, 01/01/2046	4,327,096
	Series FN MA2755
1,612,228	4.000%, 09/01/2046	1,696,359
	Series FN BD6275
2,911,637	4.000%, 11/01/2046	3,063,576
	Series FN BC7334
2,918,151	3.500%, 12/01/2046	2,999,893
	Series FN AS 8803
1,469,371	3.500%, 02/01/2047	1,517,070
	Series FN MA2974
2,669,496	4.500%, 04/01/2047	2,864,993
	Federal National Mortgage Association REMICS
	Series FNR 2003-64 HQ
44,298	5.000%, 07/25/2023	47,329
	Series FNR 2012-66 IA
702,376	3.000%, 06/25/2027	67,515
	Series FNR 2013-29 BI
14,274,676	2.500%, 04/25/2028	1,269,503
	Series FNR 2014-81 TI
1,343,123	4.500%, 12/25/2034	202,195
	Federal Home Loan Mortgage Corporation Gold Pool
	Series FG G60024
1,048,573	3.500%, 05/01/2043	1,082,261
	Series FG Q30868
1,252,222	3.500%, 01/01/2045	1,287,838
	Federal Home Loan Mortgage Corporation REMICS
	Series FHR 2512 SI
2,412,295	6.341%, 04/15/2024 [1]	312,797
	Series FHR 3941 IA
10,856,453	3.000%, 10/15/2025	491,175
	Series FHR 4216 EI
510,071	3.000%, 06/15/2028	51,844
	Series FHR 3171 OJ
997,555	0.000%, 06/15/2036 [4]	820,641
	Series FHR 4073 MS
13,557,205	4.891%, 08/15/2039 [1]	1,123,293
	Series FHR 4121 IM
10,589,016	4.000%, 10/15/2039	1,259,590
	Series FHR 4074 JS
854,919	5.541%, 01/15/2041 [1]	150,379

	Series FHR 4495 PI
358,018	4.000%, 09/15/2043	58,795
	Federal Home Loan Mortgage Corporation Strips
	Series FHS 288 IO
5,515,136	3.000%, 10/15/2027	529,721
	Series FHS 264 F1
303,409	1.709%, 07/15/2042 [1]	304,879
	Series FHS 272 F2
966,334	1.709%, 08/15/2042 [1]	975,063
	Government National Mortgage Association
	Series GNR 2010-67 VI
1,550,503	5.000%, 05/20/2021	141,040
	Series GNR 2007-6 SA
4,358,712	6.138%, 02/20/2037 [1]	868,604
	Series GNR 2007-9 BI
3,743,257	5.608%, 03/20/2037 [1]	657,289
	Series GNR 2007-42 SC
5,450,001	5.538%, 07/20/2037 [1]	999,033
	Series GNR 2007-57 QA
2,381,796	5.288%, 10/20/2037 [1]	419,283
Total Mortgage Backed Securities
(Cost $36,072,711)		36,359,261

US Government & Agency Securities: 9.6%
	US Treasury Inflation Indexed Bonds
5,567,485	0.375%, 01/15/2027	5,471,713

Total US Government & Agency Securities
(Cost $5,555,201)		5,471,713

Total Bonds
(Cost $55,775,170)		56,081,216
Shares
Short-Term Investments: 6.9%
3,920,810	Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 0.836% [5]	3,920,810

Total Short-Term Investments
(Cost $3,920,810)		3,920,810

Total Investments in Securities: 105.0%
(Cost $59,695,980)		60,002,026
Liabilities in Excess of Other Assets: (5.0)%		(2,862,436)
Total Net Assets: 100.0%		$57,139,590

[1]	Variable rate security; rate shown is the rate in effect on June 30, 2017.
[2]	Perpetual call date security. Rate shown is next call date.
[3]
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  As of June 30, 2017, the value of these securities amounted to $1,629,108, or 2.9% of net assets.

[4]	Zero coupon security.
[5]	Annualized seven-day yield as of June 30, 2017.

The cost basis of investments for federal income tax purposes at June 30, 2017 was as follows+:

Cost of investments	$59,695,980
Gross unrealized appreciation	467,808
Gross unrealized depreciation	(161,762)
Net unrealized appreciation	$306,046

+Because tax adjustments are calculated annually at the end of the Osterweis Total Return Fund’s (the “Fund”) fiscal year, the above table does not reflect tax adjustments for the current fiscal year.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

Summary of Fair Value Disclosure at June 30, 2017 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments and other financial instruments as of June 30, 2017:

Assets:	Level 1	Level 2	Level 3	Total
Corporate Bonds^	$–	$13,083,730	$–	$13,083,730
Asset Backed Bonds	–	1,166,512	–	1,166,512
Mortgage Backed Securities	–	36,359,261	–	36,359,261
US Government & Agency Securities	–	5,471,713	–	5,471,713
Short-Term Investments	3,920,810	-	–	3,920,810
Total Assets	$3,920,810	$56,081,216	$–	$60,002,026
Other Financial Instruments*:
Futures Contracts	$–	$267,352	$–	$267,352
Total Other Financial Instruments	$–	$267,352	$–	$267,352

^See Schedule of Investments for industry breakouts.

*  Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are presented at the unrealized appreciation/(depreciation) on the investment.

The Fund did not invest in any Level 3 securities nor have transfers into or out of Level 1 or Level 2 during the period. The basis for recognizing and valuing transfers is as of the end of the period in which the transfers occur.

SCHEDULE OF FUTURES CONTRACTS at June 30, 2017 (Unaudited)

The Fund had the following futures contracts outstanding with Credit Suisse.

SCHEDULE OF FUTURES CONTRACTS at June 30, 2017

Short Futures Contracts Outstanding	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
US 5 Year Note (09/2017)	115	$13,625,015	$74,102
US 10 Year Note (09/2017)	100	12,674,018	121,094
US Long Bond (09/2017)	4	624,867	10,125
US 10 Year Ultra Future (09/2017)	60	8,125,661	37,031
US Ultra Bond CBT (09/2017)	10	1,683,729	25,000
		$36,733,290	$267,352

Fair values of derivative instruments as of June 30, 2017 (Unaudited)

	Asset Derivatives as of June 30, 2017		Liability Derivatives as of June 30, 2017

Instrument	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Interest Rate Contracts - Futures	Variation Margin Receivable	$ 267,352	None	$ -

The Fund is subject to various netting arrangements, which govern the terms of certain transactions with counterparties. The arrangements allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all transactions governed under a single agreement with a counterparty.

The following table presents derivative financial instruments that are subject to enforceable netting arrangements, collateral arrangements or other similar agreements as of June 30, 2017:

Description	Gross Amounts	Gross Amounts Offset in the Statements of Assets & Liabilities	Net Amounts Presented in the Statements of Assets & Liabilities	Financial Instruments	Cash Collateral Pledged (Received)	Net Amount
Assets
Variation Margin on Futures	$267,352	$-	$267,352	$-	$-	$267,352
Total	$267,352	$-	$267,352	$-	$-	$267,352

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)* /s/ Elaine E. Richards
                                              Elaine E. Richards, President/Principal Executive Officer

Date                                                         August 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Elaine E. Richards
                                              Elaine E. Richards, President/Principal Executive Officer

Date                                                         August 23, 2017

By (Signature and Title)* /s/ Aaron J. Perkovich
                                             Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date                                                         August 23, 2017

* Print the name and title of each signing officer under his or her signature.